SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	$ 12,486	$ 12,014	$ 1,555
Payroll and related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	7,540	5,012	301
Share-based payments
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	575	387	65
Professional services
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	1,626	1,778	947
Samples
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses		1,569
Travel and related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	1,822	2,236	81
Office related expenses, net
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	495	395	86
Other
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	$ 428	$ 637	$ 75